HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
FUTUREVANTAGE
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31,1998

                                                                                      Alger
                                                                     Alger           American                        Hartford
                                                                    American          Small          Hartford        Capital
                                                                     Growth       Capitalization       Bond        Appreciation
                                                                   Investment       Investment      Investment      Investment
                                                                    Division         Division        Division        Division
                                                                    ---------        --------       ---------        --------
ASSETS:
  Investments:
     Alger American Growth Portfolio
           Shares                                        264
           Cost                                      $11,711
           Market Value  .......................................  $      14,063                -               -               -
     Alger American Small Capitalization Portfolio
           Shares                                        260
           Cost                                      $11,316
           Market Value  .......................................              -    $      11,438               -               -
     Hartford Bond HLS Fund, Inc. - Class IA
           Shares                                      9,824
           Cost                                      $10,451
           Market Value  .......................................              -                -   $      10,615               -
     Hartford Capital Appreciation HLS Fund, Inc. - Class IA
           Shares                                      2,362
           Cost                                      $10,639
           Market Value  .......................................              -                -               -   $      11,240
     Merrill Lynch American Balanced Fund
           Shares                                        667
           Cost                                       $9,952
           Market Value  .......................................              -                -               -               -
     Merrill Lynch Basic Value Focus Fund
           Bond Portfolio
           Shares                                        717
           Cost                                       $9,952
           Market Value  .......................................              -                -               -               -
     Merrill Lynch Developing Capital Markets Focus Fund
           Shares                                      1,145
           Cost                                       $9,952
           Market Value  .......................................              -                -               -               -
     Merrill Lynch Domestic Money Market Fund
           Shares                                     10,415
           Cost                                      $10,415
           Market Value  .......................................              -                -               -               -
     Merrill Lynch Global Bond Focus Fund
           Shares                                      1,119
           Cost                                      $10,453
           Market Value  .......................................              -                -               -               -
     Merrill Lynch Global Strategy Focus Fund
           Shares                                        794
           Cost                                       $9,969
           Market Value  .......................................              -                -               -               -

  Receivable from Hartford Life and Annuity Insurance Company...              7                6               7               6
                                                                  -------------    -------------   -------------   -------------
  Total Assets .................................................         14,070           11,444          10,622          11,246
                                                                  -------------    -------------   -------------   -------------
LIABILITIES:
  Payable to Hartford Life and Annuity Insurance Company........              7                6               6               6
                                                                  -------------    -------------   -------------   -------------
  Total Liabilities ............................................              7                6               6               6
                                                                  -------------    -------------   -------------   -------------
  Net Assets (variable life contract liabilities)...............  $      14,063    $      11,438    $     10,616   $      11,240
                                                                  -------------    -------------   -------------   -------------
                                                                  -------------    -------------   -------------   -------------

VARIABLE LIFE INSURANCE POLICIES:
    Units owned by Hartford Life and Annuity Insurance Company..          1,000            1,000           1,000           1,000
    Unit price .................................................  $  14.0625129    $  11.4380528   $  10.6162260   $  11.2400670


                                                                                                      Merrill
                                                                                    Merrill            Lynch         Merrill
                                                                    Merrill          Lynch           Developing       Lynch
                                                                     Lynch           Basic            Capital        Domestic
                                                                    American         Value            Markets         Money
                                                                    Balanced         Focus             Focus          Market
                                                                   Investment      Investment        Investment     Investment
                                                                    Division        Division          Division       Division
                                                                    --------        --------          --------       --------
ASSETS:
  Investments:
     Alger American Growth Portfolio
           Shares                                        264
           Cost                                      $11,711
           Market Value  .......................................              -               -                -               -
     Alger American Small Capitalization Portfolio
           Shares                                        260
           Cost                                      $11,316
           Market Value  .......................................              -               -                -               -
     Hartford Bond HLS Fund, Inc. - Class IA
           Shares                                      9,824
           Cost                                      $10,451
           Market Value  .......................................              -               -                -               -
     Hartford Capital Appreciation HLS Fund, Inc. - Class IA
           Shares                                      2,362
           Cost                                      $10,639
           Market Value  .......................................              -               -                -               -
     Merrill Lynch American Balanced Fund
           Shares                                        667
           Cost                                       $9,952
           Market Value  .......................................  $      11,159               -                -               -
     Merrill Lynch Basic Value Focus Fund
           Bond Portfolio
           Shares                                        717
           Cost                                       $9,952
           Market Value  .......................................              -   $      10,511                -               -
     Merrill Lynch Developing Capital Markets Focus Fund
           Shares                                      1,145
           Cost                                       $9,952
           Market Value  .......................................              -               -    $       7,364               -
     Merrill Lynch Domestic Money Market Fund
           Shares                                     10,415
           Cost                                      $10,415
           Market Value  .......................................              -               -                -   $      10,415
     Merrill Lynch Global Bond Focus Fund
           Shares                                      1,119
           Cost                                      $10,453
           Market Value  .......................................              -               -                -               -
     Merrill Lynch Global Strategy Focus Fund
           Shares                                        794
           Cost                                       $9,969
           Market Value  .......................................              -               -                -               -

  Receivable from Hartford Life and Annuity Insurance Company...              6               6                4               7
                                                                  -------------   -------------    -------------   -------------
  Total Assets .................................................         11,165          10,517            7,368          10,422
                                                                  -------------   -------------    -------------   -------------
LIABILITIES:
  Payable to Hartford Life and Annuity Insurance Company........             19              18               12              17
                                                                  -------------   -------------    -------------   -------------
  Total Liabilities ............................................             19              18               12              17
                                                                  -------------   -------------    -------------   -------------
  Net Assets (variable life contract liabilities)...............  $      11,146   $      10,499    $       7,356   $      10,405
                                                                  -------------   -------------    -------------   -------------
                                                                  -------------   -------------    -------------   -------------

VARIABLE LIFE INSURANCE POLICIES:
    Units owned by Hartford Life and Annuity Insurance Company..          1,000           1,000            1,000           1,000
    Unit price .................................................  $  11.1464569   $  10.4994780    $   7.3557351   $  10.4051981



                                                                     Merrill         Merrill
                                                                      Lynch           Lynch
                                                                      Global          Global
                                                                       Bond          Strategy
                                                                      Focus           Focus
                                                                    Investment      Investment
                                                                     Division        Division
                                                                     --------        --------
ASSETS:
  Investments:
     Alger American Growth Portfolio
           Shares                                        264
           Cost                                      $11,711
           Market Value  .......................................              -                -
     Alger American Small Capitalization Portfolio
           Shares                                        260
           Cost                                      $11,316
           Market Value  .......................................              -                -
     Hartford Bond HLS Fund, Inc. - Class IA
           Shares                                      9,824
           Cost                                      $10,451
           Market Value  .......................................              -                -
     Hartford Capital Appreciation HLS Fund, Inc. - Class IA
           Shares                                      2,362
           Cost                                      $10,639
           Market Value  .......................................              -                -
     Merrill Lynch American Balanced Fund
           Shares                                        667
           Cost                                       $9,952
           Market Value  .......................................              -                -
     Merrill Lynch Basic Value Focus Fund
           Bond Portfolio
           Shares                                        717
           Cost                                       $9,952
           Market Value  .......................................              -                -
     Merrill Lynch Developing Capital Markets Focus Fund
           Shares                                      1,145
           Cost                                       $9,952
           Market Value  .......................................              -                -
     Merrill Lynch Domestic Money Market Fund
           Shares                                     10,415
           Cost                                      $10,415
           Market Value  .......................................              -                -
     Merrill Lynch Global Bond Focus Fund
           Shares                                      1,119
           Cost                                      $10,453
           Market Value  .......................................  $      11,080                -
     Merrill Lynch Global Strategy Focus Fund
           Shares                                        794
           Cost                                       $9,969
           Market Value  .......................................              -    $      10,644

  Receivable from Hartford Life and Annuity Insurance Company...              6                5
                                                                  -------------    -------------
  Total Assets .................................................         11,086           10,649
                                                                  -------------    -------------
LIABILITIES:
  Payable to Hartford Life and Annuity Insurance Company........             18               17
                                                                  -------------    -------------
  Total Liabilities ............................................             18               17
                                                                  -------------    -------------
  Net Assets (variable life contract liabilities)...............  $      11,068    $      10,632
                                                                  -------------    -------------
                                                                  -------------    -------------

VARIABLE LIFE INSURANCE POLICIES:
    Units owned by Hartford Life and Annuity Insurance Company..          1,000            1,000
    Unit price .................................................  $  11.0679925    $  10.6318183


HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
FUTUREVANTAGE (CONTINUED)
STATEMENTS OF ASSETS AND LIABILITIES


December 31,1998                                                      Merrill                      Merrill
                                                                       Lynch         Merrill        Lynch          Merrill
                                                                       Global         Lynch         High            Lynch
                                                                       Utility     Government      Current          Index
                                                                        Focus         Bond         Income            500
                                                                     Investment    Investment    Investment      Investment
                                                                      Division      Division      Division        Division
                                                                      --------      --------      --------        --------
ASSETS:
    Investments:
       Merrill Lynch Global Utility Focus Fund
             Shares                                      711
             Cost                                    $10,166
             Market Value  ......................................  $     12,138              -              -              -
       Merrill Lynch Government Bond Fund
             Shares                                      982
             Cost                                    $10,445
             Market Value  ......................................             -   $     10,687              -              -
       Merrill Lynch High Current Income Fund
             Shares                                      938
             Cost                                    $10,763
             Market Value  ......................................             -              -   $      9,485              -
       Merrill Lynch Index 500 Fund
             Shares                                      759
             Cost                                     $9,958
             Market Value  ......................................             -              -              -   $     12,314
       Merrill Lynch International Equity Focus Fund
             Shares                                      958
             Cost                                     $9,971
             Market Value  ......................................             -              -              -              -
       Merrill Lynch Natural Resources Focus Fund
             Shares                                    1,096
             Cost                                     $9,952
             Market Value  ......................................             -              -              -              -
       Merrill Lynch Prime Bond Fund
             Shares                                      866
             Cost                                    $10,493
             Market Value  ......................................             -              -              -              -
       Merrill Lynch Quality Equity Fund
             Shares                                      298
             Cost                                     $9,952
             Market Value  ......................................             -              -              -              -
       Merrill Lynch Special Value Focus Fund
             Shares                                      451
             Cost                                     $9,952
             Market Value  ......................................             -              -              -              -
       Neuberger & Berman AMT Balanced Portfolio
             Shares                                      678
             Cost                                    $11,810
             Market Value  ......................................             -              -              -              -
       Neuberger & Berman AMT Partners Portfolio
             Shares                                      539
             Cost                                    $11,173
             Market Value  ......................................             -              -              -              -

    Receivable from Hartford Life and Annuity Insurance Company..             7              6              5              -
                                                                   ------------   ------------   ------------   ------------
    Total Assets ................................................        12,145         10,693          9,490         12,314
                                                                   ------------   ------------   ------------   ------------
LIABILITIES:
    Payable to Hartford Life and Annuity Insurance Company.......            20             18             16             20
                                                                   ------------   ------------   ------------   ------------
    Total Liabilities ...........................................            20             18             16             20
                                                                   ------------   ------------   ------------   ------------
    Net Assets (variable life contract liabilities)..............  $     12,125   $     10,675   $      9,474   $     12,294
                                                                   ------------   ------------   ------------   ------------
                                                                   ------------   ------------   ------------   ------------
VARIABLE LIFE INSURANCE POLICIES:
     Units owned by Hartford Life and Annuity Insurance Company..         1,000          1,000          1,000          1,000
     Unit price..................................................  $ 12.1250323   $ 10.6751519   $  9.4744943   $ 12.2940585


                                                                      Merrill         Merrill
                                                                       Lynch           Lynch         Merrill        Merrill
                                                                   International      Natural         Lynch          Lynch
                                                                      Equity         Resources        Prime         Quality
                                                                       Focus           Focus          Bond          Equity
                                                                    Investment      Investment     Investment     Investment
                                                                     Division        Division       Division       Division
                                                                     --------        --------       --------       --------
ASSETS:
    Investments:
       Merrill Lynch Global Utility Focus Fund
             Shares                                      711
             Cost                                    $10,166
             Market Value  ......................................              -              -              -              -
       Merrill Lynch Government Bond Fund
             Shares                                      982
             Cost                                    $10,445
             Market Value  ......................................              -              -              -              -
       Merrill Lynch High Current Income Fund
             Shares                                      938
             Cost                                    $10,763
             Market Value  ......................................              -              -              -              -
       Merrill Lynch Index 500 Fund
             Shares                                      759
             Cost                                     $9,958
             Market Value  ......................................              -              -              -              -
       Merrill Lynch International Equity Focus Fund
             Shares                                      958
             Cost                                     $9,971
             Market Value  ......................................   $     10,229              -              -              -
       Merrill Lynch Natural Resources Focus Fund
             Shares                                    1,096
             Cost                                     $9,952
             Market Value  ......................................              -   $      8,385              -              -
       Merrill Lynch Prime Bond Fund
             Shares                                      866
             Cost                                    $10,493
             Market Value  ......................................              -              -    $    10,614              -
       Merrill Lynch Quality Equity Fund
             Shares                                      298
             Cost                                     $9,952
             Market Value  ......................................              -              -              -   $     11,372
       Merrill Lynch Special Value Focus Fund
             Shares                                      451
             Cost                                     $9,952
             Market Value  ......................................              -              -              -              -
       Neuberger & Berman AMT Balanced Portfolio
             Shares                                      678
             Cost                                    $11,810
             Market Value  ......................................              -              -              -              -
       Neuberger & Berman AMT Partners Portfolio
             Shares                                      539
             Cost                                    $11,173
             Market Value  ......................................              -              -              -              -

    Receivable from Hartford Life and Annuity Insurance Company..              5              4              6              6
                                                                    ------------   ------------   ------------   ------------
    Total Assets ................................................         10,234          8,389         10,620         11,378
                                                                    ------------   ------------   ------------   ------------
LIABILITIES:
    Payable to Hartford Life and Annuity Insurance Company.......             16             13             17             18
                                                                    ------------   ------------   ------------   ------------
    Total Liabilities ...........................................             16             13             17             18
                                                                    ------------   ------------   ------------   ------------
    Net Assets (variable life contract liabilities)..............   $     10,218   $      8,376   $     10,603   $     11,360
                                                                    ------------   ------------   ------------   ------------
                                                                    ------------   ------------   ------------   ------------
VARIABLE LIFE INSURANCE POLICIES:
     Units owned by Hartford Life and Annuity Insurance Company..          1,000          1,000          1,000          1,000
     Unit price..................................................   $ 10.2177562   $  8.3755157   $ 10.6026756   $ 11.3597322


                                                                      Merrill
                                                                       Lynch         Neuberger      Neuberger
                                                                      Special        & Berman       & Berman
                                                                       Value            AMT            AMT
                                                                       Focus         Balanced       Partners
                                                                    Investment      Investment     Investment
                                                                     Division        Division       Division
                                                                     --------        --------       --------
ASSETS:
    Investments:
       Merrill Lynch Global Utility Focus Fund
             Shares                                      711
             Cost                                    $10,166
             Market Value  ......................................             -               -              -
       Merrill Lynch Government Bond Fund
             Shares                                      982
             Cost                                    $10,445
             Market Value  ......................................             -               -              -
       Merrill Lynch High Current Income Fund
             Shares                                      938
             Cost                                    $10,763
             Market Value  ......................................             -               -              -
       Merrill Lynch Index 500 Fund
             Shares                                      759
             Cost                                     $9,958
             Market Value  ......................................             -               -              -
       Merrill Lynch International Equity Focus Fund
             Shares                                      958
             Cost                                     $9,971
             Market Value  ......................................             -               -              -
       Merrill Lynch Natural Resources Focus Fund
             Shares                                    1,096
             Cost                                     $9,952
             Market Value  ......................................             -               -              -
       Merrill Lynch Prime Bond Fund
             Shares                                      866
             Cost                                    $10,493
             Market Value  ......................................             -    #          -              -
       Merrill Lynch Quality Equity Fund
             Shares                                      298
             Cost                                     $9,952
             Market Value  ......................................             -               -              -
       Merrill Lynch Special Value Focus Fund
             Shares                                      451
             Cost                                     $9,952
             Market Value  ......................................  $      9,004               -              -
       Neuberger & Berman AMT Balanced Portfolio
             Shares                                      678
             Cost                                    $11,810
             Market Value  ......................................             -    $     11,083              -
       Neuberger & Berman AMT Partners Portfolio
             Shares                                      539
             Cost                                    $11,173
             Market Value  ......................................             -    #          -   $     10,203

    Receivable from Hartford Life and Annuity Insurance Company..             5               6
                                                                   ------------    ------------   ------------
    Total Assets ................................................         9,009          11,089         10,211
                                                                   ------------    ------------   ------------
LIABILITIES:
    Payable to Hartford Life and Annuity Insurance Company.......            15               6              5
                                                                   ------------    ------------   ------------
    Total Liabilities ...........................................            15               6              5
                                                                   ------------    ------------   ------------
    Net Assets (variable life contract liabilities)..............  $      8,994    $     11,083   $     10,206
                                                                   ------------    ------------   ------------
                                                                   ------------    ------------   ------------
VARIABLE LIFE INSURANCE POLICIES:
     Units owned by Hartford Life and Annuity Insurance Company..         1,000           1,000          1,000
     Unit price..................................................  $  8.9943885    $ 11.0833140   $ 10.2060513

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
FUTUREVANTAGE
STATEMENTS OF OPERATIONS
FOR THE PERIOD FROM INCEPTION, FEBRUARY 4, 1998, TO DECEMBER 31, 1998


                                                                                                             Alger
                                                                                         Alger             American
                                                                                       American              Small
                                                                                        Growth          Capitalization
                                                                                      Investment          Investment
                                                                                       Division            Division
                                                                                       --------            --------
INVESTMENT INCOME:
  Dividends ....................................................................    $      1,776        $        1,379

EXPENSES:
  Mortality and expense risk undertakings ......................................             (68)                  (62)

                                                                                   ---------------     -----------------
    Net investment income (loss) ...............................................           1,708                 1,317
                                                                                   ---------------     -----------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investment transactions ..........................               2                    (7)
  Net unrealized appreciation (depreciation) of
      investments during the year ..............................................           2,352                   122
                                                                                   ---------------     -----------------
  Net realized and unrealized gain (loss) on investments .......................           2,354                   115
                                                                                   ---------------     -----------------

    Net increase (decrease) in net assets resulting from operations ............    $      4,062        $        1,432
                                                                                   ---------------     -----------------
                                                                                   ---------------     -----------------


                                                                                                             Hartford
                                                                                       Hartford              Capital
                                                                                         Bond              Appreciation
                                                                                      Investment            Investment
                                                                                       Division              Division
                                                                                       --------              --------
INVESTMENT INCOME:
  Dividends ...................................................................     $          510       $            701

EXPENSES:
  Mortality and expense risk undertakings .....................................                (61)                   (61)

                                                                                   -----------------    -------------------
    Net investment income (loss) ..............................................                449                    640
                                                                                   -----------------    -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investment transactions .........................                  4                      7
  Net unrealized appreciation (depreciation) of
      investments during the year .............................................                165                    601
                                                                                   -----------------    -------------------
  Net realized and unrealized gain (loss) on investments ......................                169                    608
                                                                                   -----------------    -------------------

    Net increase (decrease) in net assets resulting from operations ...........     $          618       $          1,248
                                                                                   -----------------    -------------------
                                                                                   -----------------    -------------------


                                                                                                            Merrill
                                                                                       Merrill               Lynch
                                                                                        Lynch                Basic
                                                                                      American               Value
                                                                                      Balanced               Focus
                                                                                     Investment           Investment
                                                                                      Division             Division
                                                                                      --------             --------
INVESTMENT INCOME:
  Dividends ...................................................................     $          -        $            -

EXPENSES:
  Mortality and expense risk undertakings .....................................              (63)                  (62)

                                                                                   ---------------     -----------------
    Net investment income (loss) ..............................................              (63)                  (62)
                                                                                   ---------------     -----------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investment transactions .........................                1                    (2)
  Net unrealized appreciation (depreciation) of
      investments during the year .............................................            1,207                   559
                                                                                   ---------------     -----------------
  Net realized and unrealized gain (loss) on investments ......................            1,208                   557
                                                                                   ---------------     -----------------

    Net increase (decrease) in net assets resulting from operations ...........     $      1,145        $          495
                                                                                   ---------------     -----------------
                                                                                   ---------------     -----------------


                                                                                        Merrill
                                                                                         Lynch              Merrill
                                                                                      Developing             Lynch
                                                                                        Capital            Domestic
                                                                                        Markets              Money
                                                                                         Focus              Market
                                                                                      Investment          Investment
                                                                                       Division            Division
                                                                                       --------            --------
INVESTMENT INCOME:
  Dividends ...................................................................     $            -       $         469

EXPENSES:
  Mortality and expense risk undertakings .....................................                (51)                (60)

                                                                                   -----------------    ----------------
    Net investment income (loss) ..............................................                (51)                409
                                                                                   -----------------    ----------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investment transactions .........................                (17)                  -
  Net unrealized appreciation (depreciation) of
      investments during the year .............................................             (2,588)                  -
                                                                                   -----------------    ----------------
  Net realized and unrealized gain (loss) on investments ......................             (2,605)                  -
                                                                                   -----------------    ----------------

    Net increase (decrease) in net assets resulting from operations ...........     $       (2,656)      $         409
                                                                                   -----------------    ----------------
                                                                                   -----------------    ----------------


                                                                                           Merrill                  Merrill
                                                                                            Lynch                    Lynch
                                                                                           Global                   Global
                                                                                            Bond                   Strategy
                                                                                            Focus                    Focus
                                                                                         Investment               Investment
                                                                                          Division                 Division
                                                                                          --------                 --------
INVESTMENT INCOME:
  Dividends ...................................................................        $          502           $           17

EXPENSES:
  Mortality and expense risk undertakings .....................................                   (62)                     (61)

                                                                                      -----------------        -----------------
    Net investment income (loss) ..............................................                   440                      (44)
                                                                                      -----------------        -----------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investment transactions .........................                     2                       (2)
  Net unrealized appreciation (depreciation) of
      investments during the year .............................................                   628                      674
                                                                                      -----------------        -----------------
  Net realized and unrealized gain (loss) on investments ......................                   630                      672
                                                                                      -----------------        -----------------

    Net increase (decrease) in net assets resulting from operations ...........        $        1,070           $          628
                                                                                      -----------------        -----------------
                                                                                      -----------------        -----------------



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
FUTUREVANTAGE (CONTINUED)
STATEMENTS OF OPERATIONS
FOR THE PERIOD FROM INCEPTION, FEBRUARY 4, 1998, TO DECEMBER 31, 1998


                                                                          Merrill                  Merrill
                                                                           Lynch     Merrill        Lynch        Merrill
                                                                          Global      Lynch         High          Lynch
                                                                          Utility   Government     Current        Index
                                                                           Focus       Bond        Income          500
                                                                        Investment  Investment   Investment    Investment
                                                                         Division    Division     Division      Division
                                                                        ----------  -----------  ----------   -------------
INVESTMENT INCOME:
  Dividends ..........................................................   $   215     $   495      $   814     $     -

EXPENSES:
  Mortality and expense risk undertakings ............................       (65)        (62)         (59)        (65)

                                                                        ----------  -----------  ----------   ------------
    Net investment income (loss) .....................................       150         433          755         (65)
                                                                        ----------  -----------  ----------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investment transactions ................         3           2           (6)          1
  Net unrealized appreciation (depreciation) of
      investments during the year ....................................     1,972         242       (1,278)      2,357
                                                                        ----------  -----------  ----------   ------------
  Net realized and unrealized gain (loss) on investments .............     1,975         244       (1,284)      2,358
                                                                        ----------  -----------  ----------   ------------

    Net increase (decrease) in net assets resulting from operations ..   $ 2,125     $   677      $  (529)    $ 2,293
                                                                        ----------  -----------  ----------   ------------
                                                                        ----------  -----------  ----------   ------------


                                                                           Merrill         Merrill
                                                                            Lynch           Lynch       Merrill           Merrill
                                                                        International      Natural       Lynch             Lynch
                                                                            Equity        Resources      Prime            Quality
                                                                            Focus           Focus         Bond            Equity
                                                                          Investment     Investment    Investment       Investment
                                                                           Division       Division      Division         Division
                                                                        -------------   ------------  ------------    -------------
INVESTMENT INCOME:
  Dividends ..........................................................    $    19           -         $   543$              -$

EXPENSES:
  Mortality and expense risk undertakings ............................        (60)        (56)            (61)            (62)

                                                                        -------------   ------------  ------------    -------------
    Net investment income (loss) .....................................        (41)        (56)            482             (62)
                                                                        -------------   ------------  ------------    -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investment transactions ................         (6)         (7)              1              (3)
  Net unrealized appreciation (depreciation) of
      investments during the year ....................................         10      (1,567)            121           1,420
                                                                        -------------   ------------  ------------    -------------
  Net realized and unrealized gain (loss) on investments .............          4      (1,574)            122           1,417
                                                                        -------------   ------------  ------------    -------------

    Net increase (decrease) in net assets resulting from operations ..    $   (37)    $(1,630)        $   604         $ 1,355
                                                                        -------------   ------------  ------------    -------------
                                                                        -------------   ------------  ------------    -------------


                                                                             Merrill
                                                                              Lynch       Neuberger     Neuberger
                                                                             Special      & Berman      & Berman
                                                                              Value          AMT           AMT
                                                                              Focus       Balanced      Partners
                                                                           Investment    Investment    Investment
                                                                            Division      Division      Division
                                                                         -------------  ------------   ------------
INVESTMENT INCOME:
  Dividends ..........................................................     $     -         $ 1,882         $ 1,243

EXPENSES:
  Mortality and expense risk undertakings ............................         (57)            (60)            (59)

                                                                         -------------  ------------   ------------
    Net investment income (loss) .....................................         (57)          1,822           1,184
                                                                         -------------  ------------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investment transactions ................         (10)            (15)            (14)
  Net unrealized appreciation (depreciation) of
      investments during the year ....................................        (948)           (727)           (970)
                                                                         -------------  ------------   ------------
  Net realized and unrealized gain (loss) on investments .............        (958)           (742)           (984)
                                                                         -------------  ------------   ------------

    Net increase (decrease) in net assets resulting from operations ..     $(1,015)        $ 1,080         $   200
                                                                         -------------  ------------   ------------
                                                                         -------------  ------------   ------------


HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
FUTUREVANTAGE
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD FROM INCEPTION, FEBRUARY 4, 1998, TO DECEMBER 31, 1998


                                                                                                     Alger
                                                                                    Alger          American
                                                                                   American          Small          Hartford
                                                                                    Growth      Capitalization        Bond
                                                                                  Investment      Investment       Investment
                                                                                   Division        Division         Division
                                                                                   --------        --------         --------
OPERATIONS:
  Net investment income (loss) ...........................................        $  1,708        $  1,317         $    449
  Net realized gain (loss) on investment transactions ....................               2              (7)               4
  Net unrealized appreciation (depreciation) of
      investments during the year ........................................           2,352             122              165

                                                                                  ----------      -----------      -----------
    Net increase (decrease) in net assets resulting from operations ......           4,062           1,432              618
                                                                                  ----------      -----------      -----------

UNIT TRANSACTIONS:
  Premiums ...............................................................          10,000          10,000           10,000
  Other activity .........................................................               1               6               (2)

                                                                                  ----------      -----------      -----------
    Net increase (decrease) in net assets resulting from unit transactions          10,001          10,006            9,998
                                                                                  ----------      -----------      -----------

    Total increase in net assets .........................................          14,063          11,438           10,616

NET ASSETS:
  Beginning of year ......................................................               -               -                -
                                                                                  ----------      -----------      -----------
  End of year ............................................................        $ 14,063        $ 11,438         $ 10,616



                                                                                                                    Merrill
                                                                                                 Merrill             Lynch
                                                                                 Hartford        Lynch               Basic
                                                                                 Capital         American            Value
                                                                               Appreciation      Balanced            Focus
                                                                                Investment      Investment         Investment
                                                                                 Division        Division           Division
                                                                                 --------        --------           --------
OPERATIONS:
  Net investment income (loss) ...........................................        $    640         $    (63)        $    (62)
  Net realized gain (loss) on investment transactions ....................               7                1               (2)
  Net unrealized appreciation (depreciation) of
      investments during the year ........................................             601            1,206              559

                                                                                  ----------      -----------      -----------
    Net increase (decrease) in net assets resulting from operations ......           1,248            1,144              495
                                                                                  ----------      -----------      -----------

UNIT TRANSACTIONS:
  Premiums ...............................................................          10,000           10,000           10,000
  Other activity .........................................................              (8)               1                4

                                                                                  ----------      -----------      -----------
    Net increase (decrease) in net assets resulting from unit transactions           9,992           10,001           10,004
                                                                                  ----------      -----------      -----------

    Total increase in net assets .........................................          11,240           11,145           10,499

NET ASSETS:
  Beginning of year ......................................................               -                -                -
                                                                                  ----------      -----------      -----------
  End of year ............................................................        $ 11,240         $ 11,145         $ 10,499


                                                                                   Merrill
                                                                                    Lynch      Merrill       Merrill     Merrill
                                                                                 Developing     Lynch         Lynch       Lynch
                                                                                   Capital     Domestic       Global       Global
                                                                                   Markets      Money          Bond       Strategy
                                                                                    Focus       Market        Focus        Focus
                                                                                 Investment   Investment    Investment   Investment
                                                                                  Division     Division      Division     Division
                                                                                  --------     --------      --------     --------
OPERATIONS:
  Net investment income (loss) ...........................................        $    (51)   $    409      $    440     $    (44)
  Net realized gain (loss) on investment transactions ....................             (17)          -             2           (2)
  Net unrealized appreciation (depreciation) of
      investments during the year ........................................          (2,588)          -           628          674

                                                                                  ---------- -----------   -----------   ----------
    Net increase (decrease) in net assets resulting from operations ......          (2,656)        409         1,070          628
                                                                                  ---------- -----------   -----------   ----------

UNIT TRANSACTIONS:
  Premiums ...............................................................          10,000      10,000        10,000       10,000
  Other activity .........................................................              12          (4)           (2)           4

                                                                                  ---------- -----------   -----------   ----------
    Net increase (decrease) in net assets resulting from unit transactions          10,012       9,996         9,998       10,004
                                                                                  ---------- -----------   -----------   ----------

    Total increase in net assets .........................................           7,356      10,405        11,068       10,632

NET ASSETS:
  Beginning of year ......................................................               -           -             -            -
                                                                                  ---------- -----------   -----------   ----------
  End of year ............................................................        $  7,356    $ 10,405      $ 11,068     $ 10,632


The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
FUTUREVANTAGE
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE PERIOD FROM INCEPTION, FEBRUARY 4, 1998, TO DECEMBER 31, 1998

                                                                                    Merrill                          Merrill
                                                                                     Lynch         Merrill            Lynch
                                                                                    Global          Lynch             High
                                                                                    Utility       Government         Current
                                                                                     Focus           Bond            Income
                                                                                  Investment      Investment       Investment
                                                                                   Division        Division         Division
                                                                                  -----------     -----------      -----------
OPERATIONS:
  Net investment income (loss) .............................................        $    150        $    433         $    755
  Net realized gain (loss) on investment transactions ......................               3               2               (6)
  Net unrealized appreciation (depreciation) of
      investments during the year ..........................................           1,972             242           (1,278)

                                                                                  -----------     -----------      -----------
    Net increase (decrease) in net assets resulting from operations ........           2,125             677             (529)
                                                                                  -----------     -----------      -----------

UNIT TRANSACTIONS:
  Premiums .................................................................          10,000          10,000           10,000
  Other activity ...........................................................               -              (2)               3

                                                                                  -----------     -----------      -----------
    Net increase (decrease) in net assets resulting from unit transactions .          10,000           9,998           10,003
                                                                                  -----------     -----------      -----------

    Total increase in net assets ...........................................          12,125          10,675            9,474

NET ASSETS:
  Beginning of year ........................................................               -               -                -
                                                                                  -----------     -----------      -----------
  End of year ..............................................................        $ 12,125        $ 10,675         $  9,474
                                                                                  -----------     -----------      -----------
                                                                                  -----------     -----------      -----------


                                                                                                     Merrill         Merrill
                                                                                    Merrill           Lynch           Lynch
                                                                                     Lynch        International      Natural
                                                                                     Index           Equity         Resources
                                                                                      500             Focus           Focus
                                                                                  Investment       Investment      Investment
                                                                                   Division         Division        Division
                                                                                 ------------     -------------    ------------
OPERATIONS:
  Net investment income (loss) .............................................        $    (65)        $    (41)        $    (56)
  Net realized gain (loss) on investment transactions ......................               1               (6)              (7)
  Net unrealized appreciation (depreciation) of
      investments during the year ..........................................           2,357               10           (1,567)

                                                                                  -----------     -----------      -----------
    Net increase (decrease) in net assets resulting from operations ........           2,293              (37)          (1,630)
                                                                                  -----------     -----------      -----------

UNIT TRANSACTIONS:
  Premiums .................................................................          10,000           10,000           10,000
  Other activity ...........................................................               1              255                6

                                                                                  -----------     -----------      -----------
    Net increase (decrease) in net assets resulting from unit transactions .          10,001           10,255           10,006
                                                                                  -----------     -----------      -----------

    Total increase in net assets ...........................................          12,294           10,218            8,376

NET ASSETS:
  Beginning of year ........................................................               -                -                -
                                                                                  -----------     -----------      -----------
  End of year ..............................................................        $ 12,294         $ 10,218         $  8,376
                                                                                  -----------     -----------      -----------
                                                                                  -----------     -----------      -----------


                                                                                                                       Merrill
                                                                                     Merrill         Merrill            Lynch
                                                                                      Lynch           Lynch            Special
                                                                                      Prime          Quality            Value
                                                                                      Bond           Equity             Focus
                                                                                   Investment      Investment        Investment
                                                                                    Division        Division          Division
                                                                                   -----------     -----------       ----------
OPERATIONS:
  Net investment income (loss) .............................................        $    482         $    (62)        $    (57)
  Net realized gain (loss) on investment transactions ......................               1               (3)             (10)
  Net unrealized appreciation (depreciation) of
      investments during the year ..........................................             121            1,420             (948)

                                                                                  -----------     -----------      -----------
    Net increase (decrease) in net assets resulting from operations ........             604            1,355           (1,015)
                                                                                  -----------     -----------      -----------

UNIT TRANSACTIONS:
  Premiums .................................................................          10,000           10,000           10,000
  Other activity ...........................................................              (1)               5                9

                                                                                  -----------     -----------      -----------
    Net increase (decrease) in net assets resulting from unit transactions .           9,999           10,005           10,009
                                                                                  -----------     -----------      -----------

    Total increase in net assets ...........................................          10,603           11,360            8,994

NET ASSETS:
  Beginning of year ........................................................               -                -                -
                                                                                  -----------     -----------      -----------
  End of year ..............................................................        $ 10,603         $ 11,360         $  8,994
                                                                                  -----------     -----------      -----------
                                                                                  -----------     -----------      -----------


                                                                                  Neuberger      Neuberger
                                                                                  & Berman       & Berman
                                                                                     AMT            AMT
                                                                                  Balanced       Partners
                                                                                 Investment     Investment
                                                                                  Division       Division
                                                                                -------------   ------------
OPERATIONS:
  Net investment income (loss) .............................................    $  1,822         $  1,184
  Net realized gain (loss) on investment transactions ......................         (15)             (14)
  Net unrealized appreciation (depreciation) of
      investments during the year ..........................................        (727)            (970)

                                                                                -------------   ------------
    Net increase (decrease) in net assets resulting from operations ........       1,080              200
                                                                                -------------   ------------

UNIT TRANSACTIONS:
  Premiums .................................................................      10,000           10,000
  Other activity ...........................................................           3                6

                                                                                -------------   ------------
    Net increase (decrease) in net assets resulting from unit transactions .      10,003           10,006
                                                                                -------------   ------------

    Total increase in net assets ...........................................      11,083           10,206

NET ASSETS:
  Beginning of year ........................................................           -                -
                                                                                -------------   ------------
  End of year ..............................................................    $ 11,083         $ 10,206
                                                                                -------------   ------------
                                                                                -------------   ------------